Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Income and Comprehensive Income
REVENUE (note 3)	$ 1,057,881	$ 343,918
COST OF SALES
Operating costs (note 4(a))	(319,171)	(77,059)
Depletion and depreciation	(145,693)	(40,683)
Royalties (note 4(b))	(30,730)	(8,536)
Cost of sales	(495,594)	(126,278)
EARNINGS FROM MINING OPERATIONS	562,287	217,640
EXPLORATION AND EVALUATION (note 5)	(43,343)	(34,595)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(46,089)	(16,899)
OTHER
Interest income	8,322	10,845
Depreciation	(542)	(407)
Share based payments (note 21)	(9,476)	(4,815)
Interest and accretion expense (note 7)	(55,483)	(6,891)
Fair value gain (loss) on financial instruments (note 13)	(145,735)	3,138
Foreign exchange gain (loss)	(8,537)	8,251
Other gains (losses)	(357)	(5)
Other expenses (income)	(211,808)	10,116
INCOME BEFORE TAXES	261,047	176,262
Income taxes (note 28)	(154,152)	(87,281)
INCOME FOR THE YEAR	106,895	88,981
Items that may in future be reclassified to profit or loss:
Foreign currency translation	(57)	(3,344)
Loss arising on cash flow hedges	(889)
TOTAL COMPREHENSIVE INCOME	$ 105,949	$ 85,637
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (note 20) - Basic (in shares)	328,889	318,720
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (note 20) - Diluted (in shares)	351,883	333,910
EARNINGS PER SHARE (note 20) - Basic (in dollars per share)	$ 0.33	$ 0.28
EARNINGS PER SHARE (note 20) - Diluted (in dollars per share)	$ 0.3	$ 0.27